Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2018
Notes
Accumulated Other Comprehensive Income

Note 8:  Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), net of tax, are as follows:

Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, December 31, 2016	$ (323)	$ (323)
Change in unrealized holding gains, net of tax - $131	244	244

Balance, September 30, 2017	$ (79)	$ (79)

Balance, December 31, 2017	$ 11	$ 11
Change in unrealized holding (losses), net of tax (benefit) - ($157)	(592)	(592)
Effect of change for ASU 2018-02 (Note 2)	3	3

Balance, September 30, 2018	$ (578)	$ (578)

Reclassification Adjustments

There were no reclassifications of accumulated other comprehensive income (losses) amounts related to unrealized investment gains (losses) which were reclassified to net income for the three or nine months ended September 30, 2018 or 2017.